UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway,  Ste. 2080, St. Louis, MO        63102

  (Address of principal executive offices)          (Zip code)

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:   314-725-6161

Date of fiscal year end:  08/31

Date of reporting period:	05/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	May 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 99.48%

Agricultural Chemicals - 1.93%
9,300	American Vanguard Corp.	250,635

Apparel Stores - 5.20%
5,320	Ross Stores, Inc.	336,384
8,000	TJX Co., Inc.	339,680
		676,064
Application Software - 2.01%
5,500	Manhattan Associates, Inc. *	261,250

Auto Parts Stores - 2.46%
840	Autozone, Inc. *	319,418

Beverages - 2.50%
3,100	Boston Beer Co., Inc. Class A *	325,035

Beverages-Soft Drinks - 3.68%
6,580	Monster Beverage Corp. *	477,708

Biotechnology - 2.51%
3,600	Alexion Pharmaceuticals, Inc. *	326,052

Business Services - 1.91%
6,100	Fair Isaac, Inc.	248,026

Business Software & Services - 2.19%
700	Mastercard, Inc.	284,557

Catalog & Mail Order Houses - 0.79%
1,600	Liquidity Services, Inc. *	102,224

Cigarettes - 6.25%
2,560	British American Tobacco PLC ADR	240,845
2,500	Lorillard, Inc.	309,000
3,100	Philip Morris International, Inc.	261,981
		811,826
Consumer Goods - 2.30%
3,350	Ulta Salon Cosmetics & Fragrance, Inc. *	299,390

Credit Services - 2.32%
3,550	Credit Acceptance Corp. *	300,827

Entertainment-Diversified - 2.21%
460	Priceline.com, Inc. *	287,725

Footwear - 1.75%
2,100	Nike, Inc. Class-B	227,178

Grocery Stores - 2.59%
3,800	Whole foods Market, Inc.	336,718

Home Lawn & Garden Equipment - 2.25%
3,200	Tractor Supply Co.	292,320

Industrial Goods - 6.06%
5,350	DXP Enterprises, Inc. *	251,450
6,000	Fastenal Co.	265,380
1,400	W.W. Grainger, Inc.	271,110
		787,940
Medical Instruments & Supplies - 3.92%
9,900	Cantel Medical Corp.	216,414
560	Intuitive Surgical, Inc. *	292,936
		509,350
Metal Fabrication - 1.47%
3,050	Chart Industries, Inc. *	190,503

Offices & Clinics of Doctors of Medicine - 1.73%
25,800	Metropolitan Health Networks, Inc. *	224,460

Personal Computers - 2.49%
560	Apple, Inc. *	323,529

Pharmaceutical Preparations - 3.44%
1,600	Novo-Nordisk A S	214,064
5,620	Quest Pharmaceuticals, Inc. *	232,668
		446,732
Recreation Vehicles - 2.09%
3,580	Polaris Industries, Inc.	271,973

Restaurants - 6.58%
830	Chipotle Mexican Grill, Inc. *	342,848
2,400	McDonalds Corp.	214,416
2,030	Panera Bread Co. Class-A *	298,308
		855,572
Retail Variety Stores - 9.48%
4,000	Dollar Tree, Inc. *	412,720
2,950	PriceSmart, Inc.	199,361
2,500	Sherwin Williams Co.	324,100
2,000	Simon Property Group, Inc.	295,040
		1,231,221
Security Brokers, Dealers & Flotation Companies - 2.24%
9,000	Marketaxess Holdings, Inc.	290,610

Soap, Detergent & Cleaning Preparations - 0.74%
1,800	Church & Dwight, Inc.	95,832

Specialty Eateries - 1.82%
4,300	Starbucks Corp.	236,027

Textile-Apparel Clothing - 6.85%
5,200	Lululemon Athletica *	377,728
1,830	Polo Ralph Lauren Corp.	272,304
1,700	VF Corp.	239,768
		889,800
Textile-Apparel Footwear & Accessories - 1.71%
3,300	Coach, Inc.	222,585

Trucking - 2.33%
6,950	Old Dominion Freight Lines, Inc. *	302,741

Waste Management - 1.70%
3,550	Clean Harbors, Inc. *	220,349

TOTAL FOR COMMON STOCKS (Cost $10,859,801) - 99.48%		$ 12,926,177

SHORT TERM INVESTMENTS - 1.41%
182,716	Fidelity Money Market Government Fund 57 0.01%** (Cost $182,716)	182,716

TOTAL FOR SHORT TERM INVESTMENTS (Cost $182,716) - 1.41%		182,716

TOTAL INVESTMENTS (Cost $11,042,517) - 100.89%		$ 13,108,893

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.89%)		(115,299)

NET ASSETS - 100.00%		$ 12,993,594

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at May 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,042,517 amounted to $2,066,377, which consisted of aggregate gross unrealized appreciation of $2,261,556 and aggregate gross unrealized depreciation of $195,179.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,926,177	$0	$0	$12,926,177
Preferred Stocks	$0	$0	$0	$0
Cash Equivalents	$182,716	$0	$0	$182,716
Total	$13,108,893	$0	$0	$13,108,893

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	7/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	7/26/2012